Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Payroll payable	814,397	728,845	103,694
Accounts payable with third parties	13,315,590	30,729,920	4,372,002
Total	14,129,987	31,458,765	4,475,696